U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR


                  Investment Company Act File Number 811-03054



                        THE MATTERHORN GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                    (Address of Principal Executive Offices)


               Registrant's Telephone Number, including Area Code:
                                 (215) 321-1900



                          Gregory A. Church, President
                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                     (Name and Address of Agent for Service)


                                    Copy to:
                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101


                             Date of Fiscal Year End
                                  June 30, 2005

                            Date of Reporting Period
                                December 31, 2004

                                     [LOGO]


                                      THE
                                   MATTERHORN
                                     GROWTH
                                   FUND, INC.

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT






















--------------------------------------------------------------------------------

                            For the Six Months Ended
                               December 31, 2004

                                     [LOGO]


                                       THE
                                   MATTERHORN
                                     GROWTH
                                   FUND, INC.




The Matterhorn Growth Fund, Inc.


Dear Shareholder,
The uncertainties that plagued the market during most of the first half of 2004 continued into the second half of 2004. We detailed those uncertainties in our last shareholder letter, but to reiterate, they include oil prices, interest rates, Iraq, and the presidential election. As some of those uncertainties played out, most specifically, the presidential election, the market responded in a positive way. The second half of 2004 saw the S&P 500 advance 7.19% and for the full year the S&P was up 10.88%.

The question going forward, as we have commented upon in several shareholder letters, is the sustainability of the economic expansion. Uncertainties will continue to exist. Some are the same and some are new. Adding to ongoing questions of rising interest rates and high oil prices is the burgeoning budget and trade deficits. These so called "twin deficits" can exacerbate the rise in interest rates, contribute to higher inflation, and weaken the U.S. dollar.

While uncertainties will never disappear, we continue to believe that those so far identified, will not jeopardize the economic expansion. Critically, employment continues to grow and will drive continued consumer spending. Corporations, armed with ample liquidity, are spending to gain share in an expanding economy. While this assures a scenario of rising corporate profits, it is prudent to assume the valuation of those profits may be dampened by the economic uncertainties. Nevertheless, even under a lower valuation scenario, positive returns from equities are still predicted. This is particularly important in relation to fixed income investments where rising interest rates will disadvantage this asset class.

Thus we continue to search for companies and industries where valuations are cheap. In an environment where the valuation of corporate profits in general is dampened, valuation becomes central to the investment process. Again, as in the first half of 2004, we were active buyers and sellers of stocks, and intend to remain fully invested to take advantage of rising markets. Recent activity included specific company positions in various industries to take advantage of individual value situations. In addition, we took some well-earned profits in the energy area as oil prices breached the $50 per barrel level. We continue to be positive on energy and still hold an above average position. We also hold an above average position in the financial stocks, but have moved the mix away from the insurance area and regional banks into the larger money sensitive banks. Valuations as well as sensitivity to improving capital markets were influencing forces here.

Sincerely yours,



/S/ GREGORY A. CHURCH
---------------------
Gregory A. Church
Portfolio Manager


The opinions expressed above are those of the fund manager, are subject to change, and any forecasts made cannot be guaranteed.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Bainbridge Securities, Inc., distributor. (12/04)

                  THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------
SECTOR ALLOCATION at December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

         Capital Goods                                        2.6%
         Consumer Cyclical                                   21.9%
         Energy                                               9.3%
         Financials                                          18.2%
         Health Care                                          3.6%
         Industrials                                         25.2%
         Information Technology                              13.1%
         Materials                                            2.1%
         Telecommunication Services                           2.3%
         Cash*                                                1.7%

* Cash equivalents and other assets less liabilities.

                   THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE For the Six Months Ended December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------


         As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/04 - 12/31/04).

--------------------------------------------------------------------------------
ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Unified Fund Services, Inc., the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE For the Six Months Ended December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is, coincidentally, the same as the Fund's actual return for the period. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if charged. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                     Beginning            Ending             Expenses Paid
                      Account            Account            During the Period
                   Value 7/1/04       Value 12/31/04        7/1/04 - 12/31/04*
                   ------------       --------------        ------------------
Actual                $1,000             $1,050                 $15.91
Hypothetical
  (5% annual return
  before expenses)    $1,000             $1,050                 $15.91

------
* Expenses are equal to the Fund's annualized expense ratio of 3.08% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).


                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 98.3%
AEROSPACE/DEFENSE: 11.7%
     4,500     Lockheed Martin Corp.                                  $  249,975
     7,000     Raytheon Co.                                              271,810
                                                                      ----------
                                                                         521,785
                                                                      ----------

CHEMICALS: 8.9%
     4,000     Dow Chemical Co. (The)                                    198,040
     4,000     E.I. Du Pont De Nemours & Co. (DuPont)                    196,200
                                                                      ----------
                                                                         394,240
                                                                      ----------

COMPUTERS: 5.9%
    12,500     Hewlett-Packard Co.                                       262,125
                                                                      ----------

DRUGS & PHARMACEUTICALS: 3.6%
     6,000     Pfizer, Inc.                                              161,340
                                                                      ----------

DIVERSIFIED TECHNOLOGY: 2.7%
     5,000     Agilent Technologies, Inc.*                               120,500
                                                                      ----------


ELECTRONIC COMPONENTS: 3.3%
     6,000     Texas Instruments, Inc.                                   147,720
                                                                      ----------


FINANCIAL SERVICES: 12.3%
     4,000     Citigroup, Inc.                                           192,720
     5,000     JPMorgan Chase & Co.                                      195,050
     2,750     PNC Financial Services Group, Inc.                        157,960
                                                                      ----------
                                                                         545,730
                                                                      ----------

INSURANCE - MULTILINE: 5.9%
     4,000     American International Group, Inc.                        262,680
                                                                      ----------

MEDIA/ENTERTAINMENT: 17.2%
    12,348     Directv Group (The), Inc.*                                206,705
     5,000     Disney (Walt) Co.                                         139,000
     2,500     Gannett Co., Inc.                                         204,250
    11,000     Time Warner, Inc.*                                        213,840
                                                                      ----------
                                                                         763,795
                                                                      ----------




SHARES                                                                   VALUE
--------------------------------------------------------------------------------

METALS & MINING: 2.1%
     3,000     Alcoa, Inc.                                            $   94,260
                                                                      ----------

OIL & GAS: 6.5%
     5,000     Royal Dutch Petroleum Co. ADR                             286,900
                                                                      ----------

OIL SERVICES: 2.9%
     3,000     Baker Hughes, Inc.                                        128,010
                                                                      ----------

PRINTING & PUBLISHING: 4.7%
     5,000     Tribune Co.                                               210,700
                                                                      ----------

RAILROADS: 4.5%
     3,000     Union Pacific Corp.                                       201,750
                                                                      ----------

SEMICONDUCTOR: 1.2%
    10,000     LSI Logic Corp.*                                           54,800
                                                                      ----------

TELECOMMUNICATIONS - EQUIPMENT: 2.6%
    10,000     Corning, Inc.*                                            117,700
                                                                      ----------

TELECOMMUNICATIONS - SERVICES: 2.3%
     4,000     SBC Communications, Inc.                                  103,080
                                                                      ----------

TOTAL INVESTMENTS IN COMMON STOCKS
               (cost $4,222,329): 98.3%                               $4,377,115
Other Assets less Liabilities: 1.7%                                       75,002
                                                                      ----------
NET ASSETS: 100.0%                                                    $4,452,117
                                                                      ==========

------
*  Non-income producing security.
ADR - American Depositary Receipt



See accompanying Notes to Financial Statements.


                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES at December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
  Investments in securities, at value (cost $4,222,329)             $ 4,377,115
  Cash .........................................................        342,071
  Receivables:
    Investments sold ...........................................        206,335
    Dividends ..................................................          6,710
    Prepaid expenses ...........................................         18,308
                                                                    -----------
  Total assets .................................................      4,950,539
                                                                    -----------

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
  Payables:
    Fund shares purchased ......................................        480,907
  Accrued expenses .............................................         17,515
                                                                    -----------
    Total liabilities ..........................................        498,422
                                                                    -----------

  NET ASSETS ...................................................    $ 4,452,117
                                                                    ===========

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($4,452,117/915,728 shares outstanding; 100,000,000
    shares authorized, par value $.001) ........................    $      4.86
                                                                    ===========

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
--------------------------------------------------------------------------------
  Paid-in capital ..............................................      5,005,204
  Accumulated net investment loss ..............................        (31,525)
  Accumulated net realized loss on investments .................       (676,348)
  Net unrealized appreciation on investments ...................        154,786
                                                                    -----------
    Net assets .................................................    $ 4,452,117
                                                                    ===========





See accompanying Notes to Financial Statements.


                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
  Income
    Dividends ....................................................    $  36,001
                                                                      ---------

  Expenses
    Advisory fees ................................................       21,956
    Transfer agent fees ..........................................       18,148
    Administration fees ..........................................       11,342
    Fund accounting fees .........................................       10,284
    Insurance expense ............................................        8,213
    Distribution fees ............................................        5,489
    Audit fees ...................................................        4,178
    Reports to shareholders ......................................        3,920
    Legal fees ...................................................        3,779
    Trustee fees .................................................        1,888
    Custody fees .................................................        1,875
    Registration expense .........................................          712
    Miscellaneous ................................................        3,899
                                                                      ---------
    Total expenses before fee waivers and custodian credits ......       95,683
    Fees waived ..................................................      (27,445)
    Fees reduced by custodian credits ............................         (712)
                                                                      ---------
      Total expenses after fee waivers and custodian credits .....       67,526
                                                                      ---------
        NET INVESTMENT LOSS ......................................      (31,525)
                                                                      ---------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
--------------------------------------------------------------------------------
  Net realized gain on investments ...............................      110,132
  Net change in unrealized appreciation on investments ...........      127,612
                                                                      ---------
    Net realized and unrealized gain on investments ..............      237,744
                                                                      ---------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......    $ 206,219
                                                                      =========




See accompanying Notes to Financial Statements.


                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                      ENDED
                                                    DECEMBER            YEAR
                                                    31, 2004           ENDED
                                                   (UNAUDITED)     JUNE 30, 2004
================================================================================

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
  Net investment loss ..........................   $   (31,525)     $   (82,509)
  Net realized gain on investments .............       110,132          116,225
  Net change in unrealized appreciation
    (depreciation) on investments ..............       127,612          528,281
                                                   -----------      -----------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ..................       206,219          561,997
                                                   -----------      -----------

--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
  Net decrease in net assets derived from
    net change in outstanding shares (a) .......      (317,085)        (391,100)
                                                   -----------      -----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ..      (110,866)         170,897

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
  Beginning of period ..........................     4,562,983        4,392,086
                                                   -----------      -----------
  END OF PERIOD ................................   $ 4,452,117      $ 4,562,983
                                                   ===========      ===========

(a) A summary of capital share transactions is as follows:

                                     SIX MONTHS ENDED
                                     DECEMBER 31, 2004          YEAR ENDED
                                       (UNAUDITED)             JUNE 30, 2004
                                  --------------------    ----------------------
                                   Shares      Value         Shares       Value
                                   ------      -----         ------       -----
Shares sold .................      11,201    $  51,810       32,281    $ 141,330
Shares issued in reinvestment
  of distributions ..........        --           --           --           --
Shares redeemed .............     (80,701)    (368,895)    (120,324)    (532,430)
Net decrease ................     (69,500)   $(317,085)     (88,043)   $(391,100)




See accompanying Notes to Financial Statements.

                                                                               9


                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
--------------------------------------------------------------------------------



                                 SIX MONTHS ENDED
                                DECEMBER 31, 2004                YEAR ENDED JUNE 30,
                                                --------------------------------------------------------
                                    (UNAUDITED)    2004         2003       2002       2001       2000
========================================================================================================


Net asset value, beginning
  of period ......................   $    4.63  $    4.09  $     4.33  $    6.37  $     8.70  $     7.70
                                     ---------  ---------  ----------  ---------  ----------  ----------

--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
--------------------------------------------------------------------------------------------------------
Net investment loss ..............       (0.03)     (0.08)      (0.10)     (0.14)      (0.15)      (0.17)
Net realized and unrealized gain
  (loss) on investments ..........        0.26       0.62       (0.140     (1.57)      (1.70)       1.50
                                     ---------  ---------  ----------  ---------  ----------  ----------
Total from investment operations .        0.23       0.54       (0.24)     (1.71)      (1.85)       1.33
                                     ---------  ---------  ----------  ---------  ----------  ----------

--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
--------------------------------------------------------------------------------------------------------
  From net realized gain .........     --         --          --           (0.33)      (0.48)      (0.33)
                                     ---------  ---------  ----------  ---------  ----------  ----------
Net asset value, end of period ...   $    4.86  $    4.63  $     4.09  $    4.33  $     6.37  $     8.70
                                     =========  =========  ==========  =========  ==========  ==========
Total return .....................        4.97%     13.20%      (5.54)    (28.12)%    (21.89)%     17.98%

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Net assets, end of period
  (millions) .....................   $    4.5   $    4.6   $     4.4   $    5.1   $     7.5   $     9.7

--------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------
Expenses (excluding interest)
  (before fee waiver
  and custodian credits) .........        4.36%      4.11%       5.81%      3.97%       3.48%       3.22%
Expenses (excluding interest)
  (after fee waiver
  and custodian credits) .........        3.08%      3.21%       4.50%      3.97%       3.48%       3.22%
Net investment loss (before fee
  waiver and custodian credits) ..       (2.72)%    (2.72)%     (3.93)     (2.42)%     (2.03)%     (2.01)%
Net investment loss (after fee
  waiver and custodian credits) ..       (1.44)%    (1.82)%     (2.62)     (2.42)%     (2.03)%     (2.01)%
Portfolio turnover rate ..........       30.63%     65.16%      28.41      41.27%     122.47%     101.94%



See accompanying Notes to Financial Statements.

                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION
--------------------------------------------------------------------------------

         The Matterhorn Growth Fund, Inc. (the "Fund") was incorporated in the state of Maryland on May 2, 1980 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's objective is to seek long-term capital appreciation for shareholders.

--------------------------------------------------------------------------------
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

         A. SECURITY VALUATION. Securities traded on a national securities exchange or NASDAQ are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or NASDAQ for which there have been no sales, at the mean between the last bid and asked prices, and at the closing bid price for other securities traded in the over-the-counter market. Short-term investments with less than 60 days to maturity when acquired by the Fund are valued on an amortized cost basis. All other securities are valued at fair value as determined in good faith by the Board of Directors.

         B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Securities transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine, on a daily basis, that the value of such securities are sufficient to cover the value of the repurchase agreements.

         C. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

            As of June 30, 2004, the Fund realized capital losses of $5,581 during the period November 1, 2003 through June 30, 2004, which are treated for federal income tax purposes as arising in the tax year ending June 30, 2005.

            At June 30, 2004, the Fund has a capital loss carryforward of $746,528 which expires in 2011, available to offset future gains, if any.

                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)
--------------------------------------------------------------------------------


         D. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

         E. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         A. INVESTMENT ADVISORY AGREEMENTS. Pursuant to an Advisory Agreement with Matterhorn Asset Management Corporation (the "Adviser"), the Adviser receives a fee, payable monthly, at the annual rate of 1.00% of the Fund's daily average net assets.

            The Fund is responsible for its own operating expenses. The Adviser has voluntarily waived all of its advisory and distribution fees for the six months ended December 31, 2004. Any fee voluntarily reduced by the Adviser shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, any time before the end of the third fiscal year following the year to which the fee waiver relates. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended December 31, 2004, the adviser waived $21,956 of its advisory fees.

         B. DISTRIBUTION AGREEMENTS. Bainbridge Securities Inc. ("Bainbridge") acts as distributor for shares of the Fund pursuant to a Distribution Agreement. Bainbridge is an affiliate of the Adviser. For the six months ended December 31, 2004, Bainbridge received as commissions $3,340 from the Fund in connection with the purchases and sales of securities in the Fund's portfolio.

         C. DISTRIBUTION PLAN. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay Bainbridge an aggregate distribution fee, payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to Bainbridge as compensation for its services rendered.

            Bainbridge has voluntarily waived $5,489 of the distribution fees for the six months ended December 31, 2004.

                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)
--------------------------------------------------------------------------------


         D. ADMINISTRATION AGREEMENT. Pursuant to an administration agreement with Beekman Place Financial (the "Administrator"), the Fund pays the Administrator a monthly fee for its services at the annual rate of 0.10% of the Fund's average daily net assets, subject to a minimum annual fee of $22,500.

         E. OTHER. The Fund pays each Director who is not an "interested person" a $300 attendance fee and reimburses them for expenses incurred to attend the meetings. Certain officers and Directors of the Fund are also officers and/or Directors of the Adviser, Administrator and Distributor. Custodian fees have been reduced by credits allowed by the Fund's custodian for uninvested cash balances. The Fund could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended December 31, 2004 are shown separately in the Statement of Operations.

--------------------------------------------------------------------------------
NOTE 4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended December 31, 2004 were $1,277,286 and $1,455,516 respectively.

--------------------------------------------------------------------------------
NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

         As of June 30, 2004 the components of distributable earnings/(deficit) on a tax basis were as follows:

     Cost of investments for tax purposes                     $ 4,324,798
                                                              ===========
     Gross tax unrealized appreciation                            387,338
     Gross tax unrealized depreciation                           (394,535)
                                                              -----------
     Net tax unrealized appreciation on investments                (7,197)
     Capital loss carryforward                                   (746,528)
     Post-October loss                                             (5,581)
                                                              -----------
                                                              $  (759,306)
                                                              ===========

         The difference between the book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

         There were no distributions paid for the six months ended December 31, 2004 or for the year ended June 30, 2004.

                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 5 - DIRECTORS AND OFFICER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                PORTFOLIOS
                                                                IN FUND
                                             PRINCIPAL          COMPLEX
                                             OCCUPATION(S)      OVERSEEN   OTHER
NAME, ADDRESS        POSITION(S)  YEAR       DURING THE         BY         DIRECTORSHIPS
AND AGE              HELD       ELECTED(1)   PAST 5 YEARS       DIRECTOR   HELD
-----------------------------------------------------------------------------------------

"NON-INTERESTED" DIRECTORS
Kevin M. Covert      Director     1995     Assistant General      One
301 Oxford                                 Counsel-Employee
Valley Road                                Benefits, Honeywell
Suite 802B                                 International Inc.
Yardly, PA 19067                           since November
(44)                                       1998 to Present;
                                           Partner, Kulzer &
                                           DiPadova, P.A.
                                           (law firm) from
                                           1984 to November
                                           1998.

Gerald Printz        Director     1995     President              One
301 Oxford                                 AMSADOR, Ltd.
Valley Road                                (computer security
Suite 802B                                 and disaster
Yardly, PA 19067                           recovery
(46)                                       planning
                                           consultant),
                                           since 1995.

Richard E.           Director     1999     Chief Executive        One
Pfeiffer, Jr.                              officer of REPTEX,
301 Oxford                                 Inc., owner/operator
Valley Road                                of multiple automo-
Suite 802B                                 bile repair facilities
Yardly, PA 19067                           since 1977;
(46)                                       President of C.O.P.
                                           Enterprise (real estate apartment
                                           rental business) since 1998.







14




                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 5 - DIRECTORS AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                PORTFOLIOS
                                                                IN FUND
                                             PRINCIPAL          COMPLEX
                                             OCCUPATION(S)      OVERSEEN   OTHER
NAME, ADDRESS        POSITION(S)  YEAR       DURING THE         BY         DIRECTORSHIPS
AND AGE              HELD       ELECTED(1)   PAST 5 YEARS       DIRECTOR   HELD
-----------------------------------------------------------------------------------------

"INTERESTED" DIRECTORS AND OTHER OFFICERS(2)

Gregory A.           President,   1995     President,         One
Church               Secretary,            Church Capital
301 Oxford           Treasurer             Management, Inc.
Valley Road          and Director          (formerly Church
Suite 802B                                 Capital Management,
Yardly, PA 19067                           Inc. and G.A.
(46)                                       Church & Company)
                                           (registered invest-
                                           ment advisers)
                                           since June 1987;
                                           Chairman,
                                           Bainbridge
                                           Securities Inc.
                                           (registered broker-
                                           dealer) since
                                           October 1994.

---------
1  Directors and officers of the Fund serve until their resignation, removal or retirement.
2  "Interested persons" within the meaning as defined in the 1940 Act.

                      This page intentionally left blank.

                      This page intentionally left blank.

================================================================================





                               Investment Adviser
                     MATTERHORN ASSET MANAGEMENT CORPORATION
                       301 Oxford Valley Road, Suite 802B
                           Yardley, Pennsylvania 19067

                                   Distributor
                           BAINBRIDGE SECURITIES INC.
                       301 Oxford Valley Road, Suite 801B
                           Yardley, Pennsylvania 19067

                                    Custodian
                          THE HUNTINGTON NATIONAL BANK
                         Easton Business Service Center
                              7 Easton Oval EA4E72
                              Columbus, Ohio 43219

                                 Transfer Agent
                           UNIFIED FUND SERVICES, INC.
                          431 North Pennsylvania Street
                          Indianapolis, Indiana 46204





================================================================================
This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Due to market volatility fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2.  CODE OF ETHICS

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies..

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15 (b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


     ITEM 11. EXHIBITS.

              (a)   (1)    Any Code of Ethics for Principal Executive and Senior
                           Financial Officers - Filed herewith.

                    (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith.

                    (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - Not applicable.

              (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Files herewith.

SIGNATURES.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Matterhorn Growth Fund, Inc.

By (signature and Title)       /s/ Gregory A. Church
                               ---------------------
                               Gregory A. Church, President

Date: February 23, 2005

         Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following person on behalf of the registrant and in the capacities and on the date indicated.

By (signature and title)       /s/ Gregory A. Church
                               ---------------------
                               Gregory A. Church, President and Treasurer

Date: February 23, 2005